Significant Accounting Policies - Property and Equipment (Details)	12 Months Ended
Dec. 31, 2018
Office equipment | Minimum
Property and Equipment
Estimated useful lives	3 years
Office equipment | Maximum
Property and Equipment
Estimated useful lives	5 years
Leasehold improvements | Minimum
Property and Equipment
Estimated useful lives	3 years
Leasehold improvements | Maximum
Property and Equipment
Estimated useful lives	7 years
Furniture and fixtures
Property and Equipment
Estimated useful lives	5 years
Computer equipment and software
Property and Equipment
Estimated useful lives	3 years